RESERVES, Movements in Share-based Payments Reserve (Details)												12 Months Ended
		Feb. 01, 2019 USD ($) shares	Dec. 31, 2018 shares	Jul. 31, 2018 USD ($) shares	May 30, 2018 USD ($) shares	Dec. 31, 2017 shares	May 01, 2017 shares	[1]	Dec. 31, 2016 shares	Dec. 09, 2016 shares	Sep. 27, 2016 shares	Jun. 30, 2019 USD ($) shares		Jun. 30, 2018 USD ($) shares		Jun. 30, 2017 USD ($) shares
Movements in share-based payments reserve [Abstract]
Opening balance, Number of incentive options (in shares)												79,700,000		56,450,000		0
Number of incentive share options granted (in shares)							3,450,000			8,000,000	45,000,000	4,950,000	[1],[2]	28,250,000	[1]
Number of performance rights converted (in shares)		(150,000)		(200,000)
Number of incentive share options exercised (in shares)					(5,000,000)
Closing balance, Number of incentive options (in shares)												84,650,000		79,700,000		56,450,000
Opening balance, Number of performance rights (in shares)												1,500,000		2,200,000		4,400,000
Number of performance rights granted (in shares)	[1]											0	[2]	400,000
Number of performance rights expiry/lapsed (in shares)			(1,100,000)			(1,100,000)			(1,100,000)							(1,100,000)
Closing balance, Number of performance rights (in shares)												50,000		1,500,000		2,200,000
Opening balance, Share-based payments reserve | $												$ 1,897,391		$ 861,973
Conversion of performance rights | $		$ (20,637)		$ (27,828)								0
Exercise of incentive options | $					$ (136,746)
Share-based payment expenses | $												438,375		1,172,164		$ 861,973
Closing balance, Share-based payments reserve | $												$ 2,287,301		$ 1,897,391		$ 861,973
Number of incentive share options issued (in shares)												1,200,000

[1]	For details on the valuation of Incentive Options and Performance Rights, including models and assumptions used, please refer to Note 15 of the financial statements.
[2]	The above number of Incentive Options granted during the 2019 year and outstanding at June 30, 2019, do not include 1,200,000 Incentive Options that were issued and allotted during the 2019 year but were not granted at June 30, 2019 on the basis that the proposed employee had not yet commenced rendering services to the Group.